Subsequent Events (Details) - USD ($)								6 Months Ended		12 Months Ended
	Jun. 23, 2023	Jun. 12, 2023	Jun. 05, 2023	Jun. 01, 2023	Apr. 18, 2023	Apr. 14, 2023	Sep. 11, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Mar. 10, 2023	Sep. 14, 2022	Nov. 13, 2020	Jun. 30, 2020
Subsequent Events
Common stock, par value								$ 0.01		$ 0.01	$ 0.01
Price per share														$ 6.00
Exercise price of warrants (in dollars per share)													$ 8.85
Proceeds from issuance of common stock					$ 4,780,000			$ 7,464,312	$ 203,439	$ 983,195	$ 7,633,045
Warrants to purchase shares of common stock								4,034,199		1,465,083	1,550,402				6,418
Securities purchase agreement
Subsequent Events
Number of shares agreed to issue and sell		322,300	736,400		563,380
Price per share			$ 2.30		$ 3.30
Price per warrant			$ 2.299
Exercise price of warrants (in dollars per share)	$ 0.001	$ 0.001
Proceeds from issuance of common stock	$ 221,000	$ 322	$ 1,693,720		$ 1,859,154
Warrants to purchase shares of common stock	221,000	322,300	543,300		1,009,950			1,279,700
Proceeds from warrant exercises	$ 221		$ 1,249,047		$ 3,332,835
Shares issued upon exercise of warrants			736,400		1,573,330
Proceeds from offering after deducting placement fee and legal expense			$ 2,686,773		$ 4,778,550
Placement fee			$ 205,994		$ 363,439
Registered direct offering | Securities purchase agreement
Subsequent Events
Number of shares agreed to issue and sell				736,400		563,380
Common stock, par value				$ 0.01		$ 0.01
Price per share				$ 2.30		$ 3.30
Warrants to purchase shares of common stock agreed to issue and sell				543,300		1,009,950
Price per warrant				$ 2.299		$ 3.299
Exercise price of warrants (in dollars per share)				0.001		0.001
Private Placement [Member] | Securities purchase agreement
Subsequent Events
Number of shares agreed to issue and sell							390,000
Exercise price of warrants (in dollars per share)				$ 2.30		$ 3.30	$ 8.85
Shares issued upon exercise of warrants				1,279,700		1,573,330
Subsequent Event [Member]
Subsequent Events
Cash In Deposit Accounts With Banks												$ 286,000